Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation
a.	Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial reporting.

Certain information and footnote disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. In our opinion, the information contained herein reflects all adjustments necessary for a fair statement of our results of operations, financial position, cash flows, and shareholders’ equity. All such adjustments are of a normal, recurring nature.

The results of operations for the six months ended June 30, 2025, shown in these financial statements are not necessarily indicative of the results to be expected for the full year ending December 31, 2025. The unaudited condensed financial statements should be read in conjunction with the audited financial statements that were included in Form 20-F for the year ended December 31, 2024. The carrying value of cash and cash equivalents, account receivables, prepaid and other receivables and accounts payable (included in the condensed balance sheets) approximates their fair value because of their generally short maturities

There have been no material changes in our significant accounting policies as described in our financial statements for the year ended December 31, 2024.

New Accounting Pronouncements
b.	New Accounting Pronouncements

Recently issued accounting pronouncements, not yet adopted:

Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. This guidance is intended to enhance the transparency and decision-usefulness of income tax disclosures. The amendments in ASU 2023-09 address investor requests for enhanced income tax information primarily through changes to disclosure regarding rate reconciliation and income taxes paid both in the U.S. and in foreign jurisdictions. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 on a prospective basis, with the option to apply the standard retrospectively. Early adoption is permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements disclosures.

Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income (Topic 220): Disaggregation of Income Statement Expenses. This ASU requires public business entities to provide enhanced disaggregation of certain income statement expense categories. Specifically, entities will be required to disclose, in tabular format, the amounts of employee compensation, depreciation, intangible asset amortization, and inventory procurement costs included in each relevant income statement expense line. The standard is effective for annual reporting periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of this guidance on its financial statements.